Financial income, financial expenses and foreign exchange losses	12 Months Ended
Dec. 31, 2025
Detailed Information About Financial Income Financial Expenses And Exchange Gains Or Losses Abstract [Abstract]
Financial income, financial expenses and foreign exchange losses
10. Financial income, financial expenses and foreign exchange losses
The following table provides a breakdown for financial income, financial expenses and foreign exchange gains/(losses):

	For the years ended December 31,
(€ thousands)	2025	2024	2023
Financial income
Options - Changes in fair value	25,988	744	14,792
of which Thom Browne option	22,059	—	11,587
of which Dondi option	3,929	744	3,205
Securities	6,930	5,119	8,652
Hedging operations	3,960	4,652	2,968
Interest on financial other assets	1,941	1,935	2,707
Interest on financial receivables/loans	362	636	187
Interest income on interest rate swaps	1,952	3,597	6,767
Other financial income	376	9,345	1,209
Total financial income	41,509	26,028	37,282

Financial expenses
Options - Changes in fair value	—	(3,496)	—
of which Thom Browne option	—	(3,496)	—
Hedging operations	(6,229)	(4,868)	(6,736)
Interest and financial charges for lease liabilities	(26,996)	(23,659)	(17,030)
Warrants - Changes in fair value	—	—	(22,909)
Securities	(1,068)	(1,886)	(4,412)
Interest on bank loans and overdrafts	(11,054)	(15,520)	(13,361)
Interest expenses on interest rate swaps	(1,909)	(492)	(300)
Other financial expenses	(3,215)	(2,074)	(3,373)
Total financial expenses	(50,471)	(51,995)	(68,121)

Foreign exchange gains/(losses)	9,000	(11,338)	(5,262)
Financial income and financial expenses relating to options represent the fair value changes during the period of liabilities for put options owned by the non-controlling interests in the Group’s investments in Thom Browne group and Gruppo Dondi S.p.A. (“Dondi”). See Note 28 — Other non-current financial liabilities for additional details relating to the Group’s written put options on non-controlling interests.
As a result of the exercise and redemption of warrants in the first quarter of 2023, the Group remeasured the related warrant liabilities and recognized financial expenses of €22,909 thousand.
Financial income and financial expenses for securities relate to investments in securities held by the Group.
Other financial income in 2024 includes a gain of €7,582 thousand from the disposal of a 45% interest in Sharmoon.EZ.Garments Co. Ltd, following which the Group continues to own a 5% interest in the company and account for the investment at fair value.
The foreign exchange impact on the non-controlling interest put option liability relating to the Thom Browne group, which is denominated in U.S. Dollars, amounted to gains of €14,718 thousand in 2025, losses of €7,770 thousand in 2024 and gains of €5,406 thousand in 2023. As a result of the sale of the Group’s 100% interest in Ezesa Argentina S.A. in February 2024, cumulative translation losses amounting to €1,907 thousand relating to the original investment held in the company were reclassified from other comprehensive income and loss to foreign exchange losses within the consolidated statement of profit and loss for the year ended December 31, 2024. As a result of the acquisition of Tom Ford International in April 2023, cumulative translation losses amounting to €4,705 thousand related to the original investment held in Tom Ford International were reclassified from other comprehensive income and loss to foreign exchange losses within the consolidated statement of profit and loss for the year ended December 31, 2023. For additional information relating to the TFI Acquisition, see Note 39 — Business combinations.